[GRAPHICS OMITTED]

                                                      DEUTSCHE ASSET MANAAGEMENT

MUTUAL FUND

SEMI-ANNUAL REPORT

                                                                   June 30, 2002

                                                                      Investment

Equity 500 Index Fund

On or about August 19, 2002, the Deutsche Asset Management funds are expected to be combined with the Scudder family of funds under the Scudder Investments brand. This change will not affect the value of your investment or the way your fund is managed.

                                                        [GRAPHICS OMITTED]

                                                         A Member of the
                                                         DEUTSCHE BANK GROUP |/|

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
TABLE OF CONTENTS

     LETTER TO SHAREHOLDERS ..........................................    3
     PERFORMANCE COMPARISON ..........................................    6

     EQUITY 500 INDEX FUND INVESTMENT
        Statement of Assets and Liabilities ..........................    7
        Statement of Operations ......................................    8
        Statements of Changes in Net Assets ..........................    9
        Financial Highlights .........................................   10
        Notes to Financial Statements ................................   11

        EQUITY 500 INDEX PORTFOLIO
        Schedule of Portfolio Investments ............................   13
        Statement of Assets and Liabilities ..........................   19
        Statement of Operations ......................................   20
        Statements of Changes in Net Assets ..........................   21
        Financial Highlights .........................................   22
        Notes to Financial Statements ................................   23

                              --------------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                              --------------------

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Equity 500 Index Fund Investment (the 'Fund'), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
THE S&P 500 INDEX DECLINED 13.16% FOR THE SIX MONTHS ENDED JUNE 30, 2002, BUT WITHIN THE SEMI-ANNUAL PERIOD SAW DIVERGENT PERFORMANCE BETWEEN THE FIRST AND SECOND QUARTERS.

o During the first quarter, the S&P 500 Index rose 0.28%, as equities struggled to maintain the momentum of the fourth quarter of 2001.

o Equities declined soon after the beginning of the first quarter with the decline continuing through mid-February. A rally then started, as the prospects for renewed economic growth rose. Equities responded favorably to statistics that showed the US economy growing at a 1.7% rate during the fourth quarter of 2001 fueled by consumer and government spending.

o The equity rally lasted into March before faltering during the last two weeks of the first quarter. In the aftermath of the Enron collapse, a credit crunch impacted many companies associated with aggressive accounting practices, including some of the Information Technology and Telecommunications leaders of the late 1990s.

o During the second quarter, the S&P 500 Index was down 13.40%, as equities generally declined to levels not seen since lows reached last September after the terrorist attacks on the US.

o The second quarter decline continued almost unabated with only a slight bounce in early May. Equity markets were severely impacted by the growing scandal over corporate accounting practices and continuing credit concerns. Ongoing threats of terrorism, geopolitical instability and questions about the reliability of corporate earnings reports also hung over the markets. With first quarter 2002 US Gross Domestic Product (GDP) growth revised up to 6.1%, expectations for a 'double-dip' recession abated, yet investors shrugged off the improving economic climate and concentrated on the almost daily doses of negative headlines.

o For the semi-annual period overall, large-cap stocks, as measured by the S&P 500 Index, underperformed mid-cap and small-cap stocks, as measured by the S&P MidCap 400 Index1 and the Russell 2000 Index,2 respectively. Within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks by more than 7%, as measured by the S&P 500 Barra Value Index3 versus the S&P 500 Barra Growth Index.4

SECTOR PERFORMANCE WITHIN THE S&P 500 INDEX WAS MIXED FOR THE SEMI-ANNUAL
PERIOD.

o Materials and Consumer Staples provided the best performance for the semi-annual period, producing positive returns.

o For both quarters and for the semi-annual period overall, Information Technology and Telecommunications Services were the worst performing sectors.

o The Financials sector grew in weight within the S&P 500 Index through the semi-annual period, accounting at June 30, 2002 for 19.8% of the Index's market capitalization.

o The best semi-annual returns among the S&P 500 Index stocks came from Big Lots Inc., Providian

 SECTOR ALLOCATION
 As of June 30, 2002
 (percentages are based on market value of total investments in the Portfolio)

   Financials ..........................       19.88%
   Information Technology ..............       13.93
   Health Care .........................       13.73
   Consumer Discretionary ..............       13.61
   Industrials .........................       11.03
   Consumer Staples ....................        9.89
   Energy ..............................        7.59
   Telecommunication Services ..........        4.06
   Materials ...........................        3.20
   Utilities ...........................        3.08
                                               -----
                                              100.00%
                                              ======
--------------------------------------------------------------------------------

1 S&P MidCap 400 Index is an unmanaged index that tracks the stock movement of
  400 mid-sized US companies.
2 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on market capitalization.
3 S&P 500 Barra Value Index is an unmanaged capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.
4 S&P 500 Barra Growth Index is an unmanaged capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios.

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

  Financial and Dillards Inc. The worst performing individual stocks based on total return were all from the Telecommunications Services sector--Sprint Corp.-PCS, Nortel Networks and Qwest Communications.

o Worldcom was deleted from the S&P 500 Index on May 14, 2002 having its stock price drop more than 91% from December 31, 2001 through its deletion date. In all, S&P 500 Index additions and deletions were quite moderate with only ten additions and deletions to the Index during the semi-annual period, compared to thirteen changes during the first half of 2001.

MANAGER OUTLOOK
As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

We believe the US economic recovery is still on track, despite some moderation in activity this spring. Overall, the economy has actually snapped back more quickly and vigorously than was anticipated late last year. But the recovery so far has been driven primarily by inventories. Ultimately, final demands will need to accelerate to sustain the expansion. That, in turn, will hinge most crucially on a revival in business investment and a firming of labor market conditions. We expect investment spending to rebound, as firms gradually use reviving profits to replenish capital stocks and take advantage of opportunities for productivity enhance


 TEN LARGEST STOCK HOLDINGS
 As of June 30, 2002
 (percentages are based on total net assets of the Portfolio)

  Microsoft Corp. .............................    3.15%
  General Electric Co. ........................    3.05
  Exxon Mobil Corp. ...........................    2.93
  Wal-Mart Stores, Inc. .......................    2.61
  Pfizer, Inc. ................................    2.31
  Citigroup, Inc. .............................    2.12
  American International Group, Inc. ..........    1.88
  Johnson & Johnson ...........................    1.67
  Coca-Cola Co. ...............................    1.47
  Intel Corp. .................................    1.30

INVESTMENT REVIEW

                                                                  CUMULATIVE                        AVERAGE ANNUAL
                                                               TOTAL RETURNS                          TOTALRETURNS

   Periods Ended             6 Months    1 Year  3 Years  5 Years      Since    1 Year  3 Years  5 Years     Since
   June 30, 2002                                                 Inception 2                           Inception 2

 Equity 500 Index Fund
   Investment 1              (13.30)%  (18.23)% (25.75)%   18.18%    165.69%  (18.23)%  (9.45)%    3.40%    10.84%
-------------------------------------------------------------------------------------------------------------------
 S&P500 Index 3              (13.16)%  (17.99)% (25.09)%   19.70%    172.38%  (17.99)%  (9.18)%    3.66%    11.12%
 Lipper S&P 500 Index
   Funds Average 4           (13.47)%  (18.57)% (26.32)%   16.68%    162.50%  (18.57)%  (9.68)%    3.13%    10.69%
-------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the S&P 500 Index closely enough to track its performance.
2 The Fund's inception date is December 31, 1992. Benchmark returns are for the period beginning December 31, 1992.
3 'S&P 500(R)' is a trademark of The McGraw Hill Companies, Inc. and has been licensed for use by theFund's investment advisor. S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's return.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

ments. The labor market has been improving more slowly, but here, too, we expect a gradual and steady strengthening late this year and into 2003. Overall, we see a solid recovery, with slightly above-trend growth in the second half of 2002 and 2003 and the impetus to growth slowly shifting from inventories to final sales. We believe the Federal Reserve Board is unlikely to begin reversing last year's interest rate cuts until it is more confident in the sustainability of the economic expansion--probably toward the end of 2002. There remain risks to this outlook, as concerns about corporate governance could continue to hamper investor confidence and make firms more hesitant to begin hiring and investing again.

Many argue that the stock market has become detached from reality, ignoring the budding recovery in economic activity and profits. But, in our view, the equity market may actually be returning to reality after a long period of excessive valuations. From 1998 through 2000, growth of reported profits outstripped growth of national income accounts profits by unusual margins. With hindsight, this largely reflected questionable corporate accounting practices that have now been exposed. The equity markets have been purging this excess, essentially striving to return to economic reality. We believe the adjustment may be nearing completion, as forward-looking valuations have become more reasonable. If the economic recovery persists, as we expect, and generates a strong improvement in profits as labor costs remain contained, equity markets should improve.

As always, we appreciate your ongoing support of Equity 500 Index Fund Investment, and we look forward to continuing to serve your investment needs for many years to come.

James A. Creighton

/s/ JAMES A. CREIGHTON

Chief Investment Officer--Global Indexing
EQUITY 500 INDEX PORTFOLIO
June 30, 2002

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EQUITY 500 INDEX FUND INVESTMENT, S&P 500 INDEX
AND LIPPER S&P 500 INDEX FUNDS AVERAGE
GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION) 2

US$
                      Equity 500             S&P 500           Lipper S&P 500
                 Index Fund Investment        Index          Index Funds Average
12/31/92               $10,000               $10,000               $10,000
1/31/93                 10,080                10,084                10,078
2/28/93                 10,210                10,221                10,213
3/31/93                 10,420                10,437                10,425
4/30/93                 10,184                10,184                10,168
5/31/93                 10,445                10,457                10,433
6/30/93                 10,465                10,488                10,459
7/31/93                 10,410                10,445                10,412
8/31/93                 10,794                10,842                10,799
9/30/93                 10,713                10,759                10,717
10/31/93                10,931                10,981                10,935
11/30/93                10,830                10,876                10,827
12/31/93                10,953                11,008                10,954
1/31/94                 11,316                11,382                11,319
2/28/94                 11,005                11,073                11,005
3/31/94                 10,539                10,590                10,525
4/30/94                 10,675                10,726                10,659
5/31/94                 10,851                10,902                10,829
6/30/94                 10,581                10,635                10,562
7/31/94                 10,924                10,984                10,905
8/31/94                 11,373                11,435                11,344
9/30/94                 11,093                11,155                11,062
10/31/94                11,332                11,406                11,309
11/30/94                10,911                10,990                10,897
12/31/94                11,079                11,153                11,056
1/31/95                 11,357                11,443                11,338
2/28/95                 11,806                11,888                11,775
3/31/95                 12,148                12,239                12,117
4/30/95                 12,511                12,600                12,469
5/31/95                 13,006                13,103                12,958
6/30/95                 13,307                13,408                13,254
7/31/95                 13,739                13,852                13,688
8/31/95                 13,782                13,887                13,719
9/30/95                 14,351                14,473                14,288
10/31/95                14,306                14,421                14,238
11/30/95                14,926                15,054                14,856
12/31/95                15,194                15,344                15,134
1/31/96                 15,711                15,866                15,642
2/29/96                 15,853                16,014                15,777
3/31/96                 16,007                16,168                15,931
4/30/96                 16,238                16,406                16,160
5/31/96                 16,646                16,830                16,565
6/30/96                 16,702                16,894                16,629
7/31/96                 15,964                16,147                15,893
8/31/96                 16,297                16,488                16,220
9/30/96                 17,212                17,416                17,125
10/31/96                17,689                17,896                17,595
11/30/96                19,018                19,249                18,912
12/31/96                18,662                18,868                18,534
1/31/97                 19,815                20,046                19,680
2/28/97                 19,962                20,203                19,828
3/31/97                 19,140                19,373                19,005
4/30/97                 20,286                20,530                20,132
5/31/97                 21,524                21,780                21,350
6/30/97                 22,482                22,757                22,301
7/31/97                 24,271                24,567                24,058
8/31/97                 22,904                23,190                22,714
9/30/97                 24,150                24,460                23,943
10/31/97                23,345                23,643                23,143
11/30/97                24,413                24,737                24,197
12/31/97                24,825                25,162                24,608
1/31/98                 25,109                25,441                24,878
2/28/98                 26,911                27,276                26,659
3/31/98                 28,275                28,673                28,010
4/30/98                 28,544                28,961                28,286
5/31/98                 28,042                28,463                27,791
6/30/98                 29,187                29,619                28,911
7/31/98                 28,875                29,304                28,599
8/31/98                 24,716                25,074                24,465
9/30/98                 26,303                26,673                26,027
10/31/98                28,452                28,843                28,139
11/30/98                30,163                30,592                29,840
12/31/98                31,920                32,353                31,570
1/31/99                 33,197                33,706                32,872
2/28/99                 32,168                32,659                31,843
3/31/99                 33,458                33,966                33,104
4/30/99                 34,740                35,281                34,365
5/31/99                 33,901                34,447                33,541
6/30/99                 35,784                36,359                35,389
7/31/99                 34,667                35,224                34,283
8/31/99                 34,487                35,050                34,098
9/30/99                 33,530                34,089                33,157
10/31/99                35,645                36,246                35,246
11/30/99                36,363                36,991                35,945
12/31/99                38,493                39,161                38,057
1/31/00                 36,552                37,193                36,135
2/29/00                 35,856                36,489                35,438
3/31/00                 39,338                40,059                38,883
4/30/00                 38,152                38,854                37,704
5/31/00                 37,342                38,057                36,921
6/30/00                 38,253                38,995                37,813
7/31/00                 37,659                38,385                37,235
8/31/00                 39,994                40,770                39,535
9/30/00                 37,879                38,617                37,441
10/31/00                37,707                38,454                37,275
11/30/00                34,727                35,422                34,336
12/31/00                34,891                35,596                34,505
1/31/01                 36,113                36,858                35,714
2/28/01                 32,824                33,498                32,459
3/31/01                 30,734                31,376                30,397
4/30/01                 33,107                33,814                32,745
5/31/01                 33,319                34,040                32,953
6/30/01                 32,493                33,212                32,145
7/31/01                 31,173                32,885                31,818
8/31/01                 30,155                30,826                29,818
9/30/01                 27,699                28,334                27,392
10/31/01                28,220                28,877                27,905
11/30/01                30,378                31,089                30,035
12/31/01                30,644                31,370                30,280
1/31/02                 30,187                30,899                29,831
2/28/02                 29,601                30,306                29,250
3/31/02                 30,701                31,442                30,339
4/30/02                 28,829                29,538                28,490
5/31/02                 28,608                29,319                28,271
6/30/02                 26,569                27,238                26,250

                                                   AVERAGE ANNUAL TOTAL RETURNS

   Periods Ended                                 1 Year   5 Years        Since
   June 30, 2002                                                   Inception 2

   Equity 500 Index Fund Investment            (18.23)%     3.40%       10.84%

--------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is December 31, 1992. Benchmark returns are for the period beginning December 31, 1992.
3 The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  (Unaudited)

                                                                             JUNE 30, 2002
ASSETS
   Investment in the Equity 500 Index Portfolio, at value ...............     $545,484,760
   Receivable for capital shares sold ...................................          840,814
   Prepaid expenses and other ...........................................           18,456
                                                                              ------------
Total assets ............................................................      546,344,030
                                                                              ============
LIABILITIES
   Payable for capital shares redeemed ..................................       34,320,365
   Due to administrator .................................................           83,565
   Accrued expenses and other ...........................................           40,467
                                                                              ------------
Total liabilities .......................................................       34,444,397
                                                                              ------------
NET ASSETS ..............................................................     $511,899,633
                                                                              ============
COMPOSITION OF NET ASSETS
   Paid-in capital ......................................................     $340,278,119
   Undistributed net investment income ..................................        1,899,345
   Accumulated net realized loss from investment and futures transactions      (21,356,611)
   Net unrealized appreciation on investments and futures contracts .....      191,078,780
                                                                              ------------
NET ASSETS ..............................................................     $511,899,633
                                                                              ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ...............................        4,579,092
                                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ...........................     $     111.79
                                                                              ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  (Unaudited)

                                                                                     FOR THE SIX
                                                                                    MONTHS ENDED
                                                                                   JUNE 30, 2002
INVESTMENT INCOME
   Net investment income allocated from the Equity 500 Index Portfolio:
     Dividends ...............................................................     $  4,245,064
     Interest ................................................................          121,487
     Expenses ................................................................         (172,645)
                                                                                   ------------
   Net investment income from the Equity 500 Index Portfolio .................        4,193,906
                                                                                   ------------
EXPENSES
   Administration and services fees ..........................................          901,192
   Printing and shareholder reports ..........................................           21,725
   Professional fees .........................................................           12,890
   Registration fees .........................................................           11,196
   Trustees fees .............................................................            5,423
   Miscellaneous .............................................................            1,689
                                                                                   ------------
Total expenses ...............................................................          954,115
Less: fee waivers and/or expense reimbursements ..............................         (353,321)
                                                                                   ------------
Net expenses .................................................................          600,794
                                                                                   ------------
NET INVESTMENT INCOME ........................................................        3,593,112
                                                                                   ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized loss from:
     Investment transactions .................................................      (19,767,168)
     Futures transactions ....................................................       (1,908,211)
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts .......................................      (65,983,878)
                                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ........      (87,659,257)
                                                                                   ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ...................................     $(84,066,145)
                                                                                   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
STATEMENTS OFCHANGES IN NET ASSETS

                                                                 FOR THE SIX            FOR THE
                                                                MONTHS ENDED         YEAR ENDED
                                                             JUNE 30, 2002 1  DECEMBER 31, 2001
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .................................     $   3,593,112      $   7,557,184
   Net realized loss from investment and
     futures transactions ................................       (21,675,379)        (1,754,407)
   Net change in unrealized appreciation/depreciation on
     investments and futures contracts ...................       (65,983,878)      (105,515,608)
                                                               -------------      -------------
Net decrease in net assets from operations ...............       (84,066,145)       (99,712,831)
                                                               -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .................................        (1,693,767)        (7,956,912)
   Net realized gain from investment
     and futures transactions ............................                --         (5,879,371)
                                                               -------------      -------------
Total distributions ......................................        (1,693,767)       (13,836,283)
                                                               -------------      -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds fromsales of shares ..........................       133,475,304        340,060,878
   Dividend reinvestments ................................         1,567,574         12,908,196
   Redemption in-kind ....................................                --        (39,100,700)
   Cost of shares redeemed ...............................      (164,756,218)      (391,213,036)
                                                               -------------      -------------
Net decrease in net assets from capital share transactions       (29,713,340)       (77,344,662)
                                                               -------------      -------------
TOTAL DECREASE IN NET ASSETS .............................      (115,473,252)      (190,893,776)
NET ASSETS
   Beginning of period ...................................       627,372,885        818,266,661
                                                               -------------      -------------
   End of period (including undistributed net investment
     income of $1,899,345 and $0, respectively) ..........     $ 511,899,633      $ 627,372,885
                                                               =============      =============

--------------------------------------------------------------------------------

1 Unaudited

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                         2002 1          2001          2000         1999          1998         1997
PER SHARE OPERATING PERFORMANCE: 2
NET ASSET VALUE,
   BEGINNING OF PERIOD ...............  $129.28       $150.42       $183.48      $155.96       $124.95      $ 99.06
                                        -------       -------       -------      -------       -------      -------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income .............     0.75          1.53          1.72         1.98          1.84         1.81
   Net realized and unrealized
     gain (loss) on investments
     and futures contracts ...........   (17.90)       (19.83)       (18.16)       29.81         33.55        30.59
                                        -------       -------       -------      -------       -------      -------
Total from investment
   operations ........................   (17.15)       (18.30)       (16.44)       31.79         35.39        32.40
                                        -------       -------       -------      -------       -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............    (0.34)        (1.61)        (1.75)       (1.94)        (1.84)       (1.78)
   Net realized gain from
     investment and
     futures transactions ............       --         (1.23)       (14.87)          --         (2.54)       (4.73)
   In excess of net realized gain ....       --            --            --        (2.33)           --           --
                                        -------       -------       -------      -------       -------      -------
Total distributions ..................    (0.34)        (2.84)       (16.62)       (4.27)        (4.38)       (6.51)
                                        -------       -------       -------      -------       -------      -------
NET ASSET VALUE,
   END OF PERIOD .....................  $111.79       $129.28       $150.42      $183.48       $155.96      $124.95
                                        =======       =======       =======      =======       =======      =======
TOTAL INVESTMENT RETURN ..............    (13.30)%     (12.17)%       (9.36)%      20.59%        28.57%       33.02%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .................. $511,900      $627,373      $818,267   $1,036,354      $860,584     $637,401
   Ratios to average net assets:
     Net investment income ...........     1.20%3        1.10%         0.99%        1.18%         1.33%        1.59%
     Expenses after waivers and/or
        reimbursements, including
        expenses of the Equity
        500 Index Portfolio ..........     0.25%3        0.25%         0.25%4       0.25%         0.25%5       0.25%
     Expenses before waivers and/or
        reimbursements, including
        expenses of the Equity
        500 Index Portfolio ..........     0.37%3        0.36%         0.38%        0.39%         0.43%        0.46%
--------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Per share amounts for the year ended December 31, 1997 has been restated to reflect a 1:6 reverse stock split effective September 4, 1997.
3 Annualized.
4 Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
5 Effective May 6, 1998, the Advisor and Administrator contractually agreed to limit its fees from the portfolio to the lesser of 0.05% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Pyramid Mutual Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Equity 500 Index Fund Investment (the 'Fund') is one of the funds the Trust offers to investors.

The investment objective of the Fund is to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Corporate Stock Price Index (S&P 500 Index), which emphasizes stocks of large US companies. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the 'Portfolio'), an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On June 30, 2002 the Fund owned approximately 19% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME AND OTHER
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

D. DISTRIBUTIONS
The Fund pays quarterly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.30%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

--------------------------------------------------------------------------------

Equity 500 Index Fund Investment
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (Unaudited)

NOTE 3--CAPITAL SHARE TRANSACTIONS
There were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

               For the Six Months Ended             For the Year Ended
                        June 30, 2002 1              December 31, 2001
             --------------------------    ---------------------------
                 Shares          Amount        Shares           Amount
             ----------    ------------    ----------     ------------
Sold          1,074,509    $133,475,304     2,431,909    $ 340,060,878
Reinvested       12,247       1,567,574        99,054       12,908,196
Redemption
  in-kind            --              --      (290,000)     (39,100,700)
Redeemed     (1,360,643)   (164,756,218)   (2,827,916)    (391,213,036)
             ----------    ------------    ----------     ------------
Net decrease   (273,887)   $(29,713,340)     (586,953)   $ (77,344,662)
             ==========    ============    ==========    =============

--------------------------------------------------------------------------------
1 Unaudited.

NOTE 4--FEDERAL INCOME TAXES
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing treatments of partnership tax allocations, redemption in kind transactions, distribution reclassifications and the utilization of earnings and profits distributed to redeeming shareholders as a part of the Fund's dividends paid deduction. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

  Undistributed        Undistributed
 Net Investment         Net Realized            Paid-in
         Income           Gain/ Loss            Capital
 --------------        -------------        -----------
       $347,152           $5,298,791        $(5,645,943)

The net unrealized appreciation/depreciation of the Funds investment in the Portfolio consists of an allocated portion of the Portfolios appreciation/depreciation. Please refer to the Portfolio for a breakdown of the appreciation/depreciation from investments.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                      $7,956,912
Long-term capital gains              $5,879,371

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income          $252,095

NOTE 5--REDEMPTION IN-KIND
The Fund satisfied a redemption request on April 12, 2001 with a transfer of securities and cash totaling $39,100,700. The fund accounted for the transaction as a sale of securities which resulted in a gain to the Fund of $2,015,570 for financial reporting purposes

NOTE 6--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2002 there was one shareholder who held 16% of the outstanding shares of the Fund.

NOTE 7--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the BT Pyramid Mutual Funds Board of Trustees.

                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
---------                  ----------         --------
Richard R. Burt           314,027,866        1,932,481
S. Leland Dill            314,027,866        1,932,481
Martin J. Gruber          314,027,866        1,932,481
Richard T. Hale           314,027,866        1,932,481
Joseph R. Hardiman        314,027,866        1,932,481
Richard J. Herring        314,027,866        1,932,481
Graham E. Jones           314,027,866        1,932,481
Rebecca W. Rimel          314,027,866        1,932,481
Philip Saunders, Jr.      314,027,866        1,932,481
William N. Searcy         314,027,866        1,932,481
Robert H. Wadsworth       314,027,866        1,932,481

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

   SHARES   SECURITY                                                VALUE

            INVESTMENTS IN UNAFFILIATED ISSUERS
            COMMON STOCKS--96.12%
  115,106   3M Co. .........................................   $   14,158,038
  463,206   Abbott Laboratories ............................       17,439,706
   74,200   ACE Ltd. .......................................        2,344,720
  217,806   ADC Telecommunications, Inc.1 ..................          498,776
   68,527   Adobe Systems, Inc. ............................        1,953,019
   12,460   Adolph Coors Co.--Class B ......................          776,258
  110,853   Advanced Micro Devices1 ........................        1,077,491
  146,421   AES Corp.1 .....................................          793,602
   43,860   Aetna, Inc. ....................................        2,103,964
  147,524   AFLAC, Inc. ....................................        4,720,768
  136,514   Agilent Technologies, Inc.1 ....................        3,228,556
   67,501   Air Products & Chemicals, Inc. .................        3,406,775
   15,631   Alberto-Culver Co.--Class B ....................          747,162
  125,005   Albertson's, Inc. ..............................        3,807,652
   99,031   Alcan, Inc. ....................................        3,715,643
  252,046   Alcoa, Inc. ....................................        8,355,325
   35,026   Allegheny Energy, Inc. .........................          901,919
   21,863   Allegheny Technologies, Inc. ...................          345,435
   40,332   Allergan, Inc. .................................        2,692,161
   53,574   Allied Waste Industries, Inc.1 .................          514,310
  214,219   Allstate Corp. .................................        7,921,819
   92,819   Alltel Corp. ...................................        4,362,493
  108,946   Altera Corp.1 ..................................        1,481,666
   31,319   AMBAC Financial Group, Inc. ....................        2,104,637
   26,206   Amerada Hess Corp. .............................        2,161,995
   46,618   Ameren Corp. ...................................        2,005,040
   97,489   American Electric Power Co., Inc. ..............        3,901,510
  393,699   American Express Co. ...........................       14,299,148
   17,882   American Greetings Corp.-- Class A .............          297,914
  778,538   American International Group, Inc. .............       53,119,648
   62,829   American Power Conversion Corp.1 ...............          793,530
   23,500   American Standard Cos., Inc.1 ..................        1,764,850
   32,710   AmerisourceBergen Corp. ........................        2,485,960
  313,266   Amgen, Inc.1 ...................................       13,119,580
   42,012   AMR Corp.1 .....................................          708,322
  100,708   Amsouth Bancorporation .........................        2,253,845
   78,261   Anadarko Petroleum Corp. .......................        3,858,267
  110,137   Analog Devices, Inc.1 ..........................        3,271,069
   35,783   Andrew Corp.1 ..................................          512,770
  260,730   Anheuser-Busch Companies, Inc. .................       13,036,500
1,331,415   AOL Time Warner, Inc.1 .........................       19,585,115
   81,075   AON Corp. ......................................        2,390,091
   42,549   Apache Corp. ...................................        2,445,717
   54,300   Apollo Group, Inc.1 ............................        2,139,963
  111,534   Apple Computer, Inc.1 ..........................        1,976,382
   58,016   Applied Biosystems Group -- Applera Corp. ......        1,130,732
  494,184   Applied Materials, Inc.1 .......................        9,399,380
   82,400   Applied Micro Circuits Corp.1 ..................          389,752

   SHARES   SECURITY                                                VALUE

  180,022   Archer-Daniels-Midland Co. .....................   $    2,302,481
   23,137   Ashland, Inc. ..................................          937,048
1,125,966   AT&T Corp. .....................................       12,047,836
  814,600   AT&T Wireless Services, Inc.1 ..................        4,765,410
   36,882   Autodesk, Inc. .................................          488,686
  184,193   Automatic Data Processing, Inc. ................        8,021,605
   31,022   Autozone, Inc.1 ................................        2,398,001
  120,938   Avaya, Inc.1 ...................................          598,643
   29,701   Avery Dennison Corp. ...........................        1,863,738
   72,414   Avon Products, Inc. ............................        3,782,907
   91,459   Baker Hughes, Inc. .............................        3,044,670
   14,990   Ball Corp. .....................................          621,785
  462,088   Bank of America Corp. ..........................       32,512,512
  213,232   Bank of New York Co., Inc. .....................        7,196,580
  355,684   Bank One Corp. .................................       13,686,720
  152,582   Barrick Gold Corp. .............................        2,897,532
   19,390   Bausch & Lomb, Inc. ............................          656,351
  176,876   Baxter International, Inc. .....................        7,862,138
  137,544   BB&T Corp. .....................................        5,309,198
   28,132   Bear Stearns Cos., Inc. ........................        1,721,678
   72,887   Becton, Dickinson & Co. ........................        2,510,957
   87,821   Bed Bath & Beyond, Inc.1 .......................        3,314,365
  555,632   BellSouth Corp. ................................       17,502,408
   15,908   Bemis Co. ......................................          755,630
   93,589   Best Buy, Inc.1 ................................        3,397,281
   30,942   Big Lots, Inc. .................................          608,939
   43,127   Biogen, Inc.1 ..................................        1,786,752
   85,558   Biomet, Inc. ...................................        2,320,333
   44,000   BJ Services Co.1 ...............................        1,490,720
   26,637   Black & Decker Corp. ...........................        1,283,903
   67,847   BMC Software, Inc.1 ............................        1,126,260
  250,334   Boeing Co. .....................................       11,265,030
   20,650   Boise Cascade Corp. ............................          713,044
  124,657   Boston Scientific Corp.1 .......................        3,654,943
  580,354   Bristol-Myers Squibb Co. .......................       14,915,098
   85,300   Broadcom Corp.1 ................................        1,496,162
   16,571   Brown-Forman Corp.--Class B ....................        1,143,399
   23,977   Brunswick Corp. ................................          671,356
  122,509   Burlington Northern Santa Fe Corp. .............        3,675,270
   58,018   Burlington Resources, Inc. .....................        2,204,684
   17,045   C.R. Bard, Inc. ................................          964,406
  113,113   Calpine Corp.1 .................................          795,184
  128,505   Campbell Soup Co. ..............................        3,554,448
   65,890   Capital One Financial Corp. ....................        4,022,584
  133,236   Cardinal Health, Inc. ..........................        8,182,023
  179,200   Carnival Corp. .................................        4,962,048
   99,587   Caterpillar, Inc. ..............................        4,874,784
  318,716   Cendant Corp.1 .................................        5,061,210
   18,411   Centex Corp. ...................................        1,063,972
   44,097   CenturyTel, Inc. ...............................        1,300,861
  419,238   Charles Schwab Corp. ...........................        4,695,466
   68,540   Charter One Financial, Inc. ....................        2,356,405

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

   SHARES   SECURITY                                                VALUE

  319,652   ChevronTexaco Corp. ............................   $   28,289,202
   59,491   Chiron Corp.1 ..................................        2,100,032
   52,309   Chubb Corp. ....................................        3,703,477
  141,900   CIENA Corporation 1 ............................          594,561
   40,879   CIGNA Corp. ....................................        3,982,432
   49,948   Cincinnati Financial Corp. .....................        2,324,080
   43,877   Cinergy Corp. ..................................        1,579,133
   51,200   Cintas Corp. ...................................        2,529,280
   63,911   Circuit City Stores--Circuit City Group ........        1,198,331
2,187,884   Cisco Systems, Inc.1 ...........................       30,520,982
1,543,656   Citigroup, Inc. ................................       59,816,670
   78,800   Citizen Communications Co.1 ....................          658,768
   51,445   Citrix Systems, Inc.1 ..........................          310,728
  179,865   Clear Channel Communications, Inc.1 ............        5,759,277
   71,571   Clorox Co. .....................................        2,959,461
   45,885   CMS Energy Corp. ...............................          503,817
  739,531   Coca-Cola Co. ..................................       41,413,736
  138,565   Coca-Cola Enterprises, Inc. ....................        3,059,515
  159,361   Colgate-Palmolive Co. ..........................        7,976,018
  281,127   Comcast Corp.1 .................................        6,586,806
   53,673   Comerica, Inc. .................................        3,295,522
  177,371   Computer Associates International, Inc. ........        2,818,425
   53,260   Computer Sciences Corp.1 .......................        2,545,828
  112,142   Compuware Corp.1 ...............................          680,702
   51,571   Comverse Technology, Inc.1 .....................          477,547
  159,750   Conagra Foods, Inc. ............................        4,417,087
  156,080   Concord EFS, Inc.1 .............................        4,704,251
  186,714   Conoco, Inc. ...................................        5,190,649
   92,420   Conseco, Inc.1 .................................          184,840
   65,980   Consolidated Edison, Inc. ......................        2,754,665
   52,042   Constellation Energy Group, Inc. ...............        1,526,912
   56,562   Convergys Corp.1 ...............................        1,101,828
   27,740   Cooper Industries Ltd. .........................        1,090,182
   19,714   Cooper Tire & Rubber Co.1 ......................          405,123
  266,797   Corning, Inc.1 .................................          947,129
  131,449   Costco Wholesale Corp.1 ........................        5,076,560
   35,191   Countrywide Credit Industries, Inc. ............        1,697,966
   16,276   Crane Co. ......................................          413,085
   57,992   CSX Corp. ......................................        2,032,620
   11,661   Cummins, Inc. ..................................          385,979
  110,721   CVS Corp. ......................................        3,388,063
   40,600   Dana Corp. .....................................          752,318
   44,764   Danaher Corp. ..................................        2,970,091
   51,611   Darden Restaurants, Inc. .......................        1,274,792
   70,162   Deere & Co. ....................................        3,360,760
  779,710   Dell Computer Corp.1 ...........................       20,381,619
  172,060   Delphi Corp. ...................................        2,271,192
   41,635   Delta Air Lines, Inc. ..........................          832,700

   SHARES   SECURITY                                                VALUE

   20,810   Deluxe Corp. ...................................   $      809,301
   44,139   Devon Energy Corp. .............................        2,175,170
   23,237   Dillard's, Inc.--Class A .......................          610,901
  100,132   Dollar General Corp. ...........................        1,905,512
   79,015   Dominion Resources, Inc. .......................        5,230,793
   57,167   Dover Corp. ....................................        2,000,845
  276,225   Dow Chemical Co. ...............................        9,496,615
   28,399   Dow Jones & Co., Inc. ..........................        1,375,932
   52,248   DTE Energy Co. .................................        2,332,351
  292,563   Du Pont (E.I.) de Nemours & Co. ................       12,989,797
  251,142   Duke Energy Corp. ..............................        7,810,516
  117,886   Dynegy, Inc. ...................................          848,779
   21,783   Eastman Chemical Co. ...........................        1,021,623
   90,489   Eastman Kodak Co. ..............................        2,639,564
   22,101   Eaton Corp. ....................................        1,607,848
   34,764   Ecolab, Inc. ...................................        1,607,140
   96,115   Edison International 1 .........................        1,633,955
  172,754   El Paso Corp. ..................................        3,560,460
  142,854   Electronic Data Systems Corp. ..................        5,307,026
  333,550   Eli Lilly & Co. ................................       18,812,220
  670,952   EMC Corp.1 .....................................        5,065,688
  127,422   Emerson Electric Co. ...........................        6,818,351
   42,161   Engelhard Corp. ................................        1,194,000
       --   EnPro Industries, Inc.1 ........................                2
   67,640   Entergy Corp. ..................................        2,870,642
   31,948   EOG Resources, Inc. ............................        1,268,336
   47,352   Equifax, Inc. ..................................        1,278,504
  123,500   Equity Office Properties Trust .................        3,717,350
   73,700   Equity Residential Properties Trust ............        2,118,875
   96,605   Exelon Corp. ...................................        5,052,441
2,023,730   Exxon Mobil Corp. ..............................       82,811,032
   48,795   Family Dollar Stores, Inc. .....................        1,720,024
  295,733   Fannie Mae .....................................       21,810,309
   54,242   Federated Department Stores, Inc.1 .............        2,153,407
   93,434   FedEx Corp.1 ...................................        4,989,376
  179,129   Fifth Third Bancorp ............................       11,938,948
  225,182   First Data Corp. ...............................        8,376,770
   35,600   First Tennesse National Corp. ..................        1,363,480
   86,130   FirstEnergy Corp. ..............................        2,875,019
   56,801   Fiserv, Inc.1 ..................................        2,085,165
  311,600   FleetBoston Financial Corp. ....................       10,080,260
   26,790   Fluor Corp. ....................................        1,043,470
  545,302   Ford Motor Co. .................................        8,724,832
   53,532   Forest Laboratories, Inc.1 .....................        3,790,066
   46,670   Fortune Brands, Inc. ...........................        2,613,520
   51,933   FPL Group, Inc. ................................        3,115,461
   81,354   Franklin Resources, Inc. .......................        3,468,935
  210,508   Freddie Mac ....................................       12,883,090
   49,023   Freeport--McMoRan Copper & Gold, Inc.--Class B 1          875,061

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

   SHARES   SECURITY                                                VALUE

   82,423   Gannett Co., Inc. ..............................   $    6,255,906
  264,598   Gap, Inc. (The) ................................        3,757,292
   88,357   Gateway, Inc.1 .................................          392,305
   61,244   General Dynamics Corp. .........................        6,513,299
2,963,615   General Electric Co. ...........................       86,093,016
  114,110   General Mills, Inc. ............................        5,029,969
  165,177   General Motors Corp. ...........................        8,828,711
   48,094   Genuine Parts Co. ..............................        1,677,038
   63,300   Genzyme Corp.-General Division 1 ...............        1,217,892
   71,553   Georgia-Pacific Corp. ..........................        1,758,773
  311,177   Gillette Co. ...................................       10,539,565
   48,727   Golden West Financial Corp. ....................        3,351,443
   34,987   Goodrich Corp. .................................          955,845
   54,710   Goodyear Tire & Rubber Co. .....................        1,023,624
   19,775   Great Lakes Chemical Corp. .....................          523,840
   87,785   Guidant Corp.1 .................................        2,653,741
   54,984   H & R Block, Inc. ..............................        2,537,512
  137,052   Halliburton Co. ................................        2,184,609
   85,766   Harley-Davidson, Inc. ..........................        4,397,223
   31,380   Harrah's Entertainment, Inc.1 ..................        1,391,703
   71,247   Hartford Financial Services Group, Inc. ........        4,237,059
   47,224   Hasbro, Inc. ...................................          640,357
  150,376   HCA, Inc. ......................................        7,142,860
   67,700   Health Management Associates, Inc.1 ............        1,364,155
  115,369   HealthSouth Corp.1 .............................        1,475,570
   29,503   Hercules, Inc.1 ................................          342,235
   38,797   Hershey Foods Corp. ............................        2,424,812
  906,192   Hewlett-Packard Co. ............................       13,846,614
  113,966   Hilton Hotels Corp. ............................        1,584,127
   99,580   HJ Heinz Co. ...................................        4,092,738
  706,996   Home Depot, Inc. ...............................       25,967,963
  249,254   Honeywell International, Inc. ..................        8,781,218
  136,985   Household International, Inc. ..................        6,808,154
   56,416   Humana, Inc.1 ..................................          881,782
   79,974   Huntington Bancshares, Inc. ....................        1,553,095
   88,772   Illinois Tool Works, Inc. ......................        6,063,128
  163,000   Immunex Corp.1 .................................        3,641,420
   83,249   IMS Health, Inc. ...............................        1,494,320
   55,857   Inco, Ltd.1 ....................................        1,264,602
   52,265   Ingersoll-Rand Co. .............................        2,386,420
2,013,051   Intel Corp. ....................................       36,778,442
  510,169   International Business Machines Corp. ..........       36,732,168
   26,047   International Flavors & Fragrances, Inc. .......          846,267
   28,927   International Game Technology 1 ................        1,640,161
  142,084   International Paper Co. ........................        6,192,021
  118,086   Interpublic Group Cos., Inc. ...................        2,923,809
   65,230   Intuit, Inc.1 ..................................        3,243,236
   28,287   ITT Industries, Inc. ...........................        1,997,062

   SHARES   SECURITY                                                VALUE

   55,700   Jabil Circuit, Inc.1 ...........................   $    1,175,827
   82,926   JC Penney Co., Inc. ............................        1,826,031
  383,282   JDS Uniphase Corp.1 ............................        1,031,029
   47,226   Jefferson-Pilot Corp. ..........................        2,219,622
   81,337   John Hancock Financial Services ................        2,863,062
  903,874   Johnson & Johnson ..............................       47,236,455
   26,585   Johnson Controls, Inc. .........................        2,169,602
   41,356   Jones Apparel Group, Inc.1 .....................        1,550,850
  596,621   JP Morgan Chase & Co. ..........................       20,237,384
   15,449   KB HOME ........................................          795,778
  127,036   Kellogg Co. ....................................        4,555,511
   31,801   Kerr-McGee Corp. ...............................        1,702,944
  126,220   KeyCorp ........................................        3,445,806
   43,565   KeySpan Corp. ..................................        1,640,222
  159,694   Kimberly -Clark Corp. ..........................        9,901,028
   36,983   Kinder Morgan, Inc. ............................        1,406,094
   71,233   King Pharmaceuticals, Inc.1 ....................        1,584,934
   56,346   KLA--Tencor Corp.1 .............................        2,478,661
   20,160   Knight-Ridder, Inc. ............................        1,269,072
   99,418   Kohls Corp.1 ...................................        6,967,213
  226,336   Kroger Co.1 ....................................        4,504,086
   62,104   Leggett & Platt, Inc. ..........................        1,453,234
   74,993   Lehman Brothers Holdings, Inc. .................        4,688,562
   38,864   Lexmark International, Inc.1 ...................        2,114,202
   60,085   Lincoln National Corp. .........................        2,523,570
   92,485   Linear Technology Corp. ........................        2,906,804
   29,188   Liz Claiborne, Inc. ............................          928,178
  132,641   Lockheed Martin Corp. ..........................        9,218,549
   28,582   Louisiana-Pacific Corp.1 .......................          302,683
  233,232   Lowe's Companies, Inc. .........................       10,588,733
   59,136   Lowe's Corp. ...................................        3,175,603
  104,000   LSI Logic Corp.1 ...............................          910,000
  158,764   Ltd. Brands ....................................        3,381,673
  998,160   Lucent Technologies, Inc.1 .....................        1,656,946
   28,432   Manor Care, Inc.1 ..............................          653,936
   95,009   Marathon Oil Corp. .............................        2,576,644
   66,401   Marriott International, Inc.--Class A ..........        2,526,558
   84,215   Marsh & McLennan Cos., Inc. ....................        8,135,169
   59,000   Marshall & Ilsley Corp. ........................        1,824,870
  145,679   Masco Corp. ....................................        3,949,358
  136,103   Mattel, Inc. ...................................        2,869,051
   94,389   Maxim Integrated Products 1 ....................        3,617,930
   89,391   May Department Stores Co. ......................        2,943,646
   20,834   Maytag Corp. ...................................          888,570
   47,278   MBIA, Inc. .....................................        2,672,625
  259,403   MBNA Corp. .....................................        8,578,457
   24,369   McDermott International, Inc.1 .................          197,389
  389,588   McDonald's Corp. ...............................       11,083,779
   57,478   McGraw-Hill, Inc. ..............................        3,431,437
   88,876   McKesson Corp. .................................        2,906,245
   60,810   MeadWestvaco Corp. .............................        2,040,784

See Notes to Financial Statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

   SHARES   SECURITY                                                VALUE

   77,955   MedImmune, Inc.1 ...............................   $    2,058,012
  359,623   Medtronic, Inc. ................................       15,409,846
  131,914   Mellon Financial Corp. .........................        4,146,057
  680,317   Merck & Co., Inc. ..............................       34,451,253
   23,148   Mercury Interactive Corp.1 .....................          531,478
   13,944   Meredith Corp. .................................          534,752
  260,820   Merrill Lynch & Co., Inc. ......................       10,563,210
  219,670   MetLife, Inc. ..................................        6,326,496
   32,970   MGIC Investment Corp. ..........................        2,235,366
  179,481   Micron Technology, Inc.1 .......................        3,629,106
1,626,966   Microsoft Corp.1 ...............................       88,995,040
   12,992   Millipore Corp. ................................          415,484
  115,831   Mirant Corp.1 ..................................          845,566
   58,534   Molex, Inc. ....................................        1,962,645
   47,009   Moody's Corp. ..................................        2,338,698
  326,315   Morgan Stanley Dean Witter & Co. ...............       14,057,650
  672,490   Motorola, Inc. .................................        9,697,306
   46,252   Nabors Industries, Inc.1 .......................        1,625,758
  181,628   National City Corp. ............................        6,039,131
   56,425   National Semiconductor Corp. ...................        1,645,917
   16,304   Navistar International Corp.1 ..................          521,728
   31,067   NCR Corp.1 .....................................        1,074,918
   94,890   Network Appliance, Inc.1 .......................        1,177,585
   41,980   New York Times Co.--Class A ....................        2,161,970
   75,204   Newell Rubbermaid, Inc. ........................        2,636,652
  109,328   Newmont Mining Corp. Holding Co. ...............        2,878,606
  224,955   Nextel Communications, Inc.1 ...................          722,106
   12,165   NICOR, Inc. ....................................          556,549
   79,270   Nike, Inc.--Class B ............................        4,252,836
   56,312   NiSource, Inc. .................................        1,229,291
   38,100   Noble Corp 1 ...................................        1,470,660
   36,636   Nordstrom, Inc. ................................          829,805
  116,623   Norfolk Southern Corp. .........................        2,726,646
  919,369   Nortel Networks Corp.1 .........................        1,333,085
   70,040   Northern Trust Corp. ...........................        3,085,962
   33,193   Northrop Grumman Corp. .........................        4,149,125
   94,156   Novell, Inc.1 ..................................          302,241
   44,900   Novellus Systems, Inc.1 ........................        1,526,600
   23,703   Nucor Corp. ....................................        1,541,643
   41,000   Nvidia Corp.1 ..................................          704,380
  113,556   Occidental Petroleum Corp. .....................        3,405,544
   95,951   Office Depot, Inc.1 ............................        1,611,977
   52,332   Omnicom Group, Inc. ............................        2,396,806
1,651,465   Oracle Corp.1 ..................................       15,639,374
   34,336   PACCAR, Inc. ...................................        1,524,175
   49,629   Pactiv Corp.1 ..................................        1,181,170
   34,529   Pall Corp. .....................................          716,477
  155,194   Palm, Inc.1 ....................................          273,141
   74,081   Parametric Technology Corp.1 ...................          265,136

   SHARES   SECURITY                                                VALUE

   36,006   Parker-Hannifin Corp. ..........................   $    1,720,727
  115,795   Paychex, Inc. ..................................        3,623,226
    9,618   Peoples Energy Corp. ...........................          350,672
   85,411   PeopleSoft, Inc.1 ..............................        1,270,916
   86,564   Pepsi Bottling Group, Inc. (The) ...............        2,666,171
  528,190   PepsiCo, Inc. ..................................       25,458,758
   34,068   PerkinElmer, Inc. ..............................          376,451
1,863,281   Pfizer, Inc. ...................................       65,214,835
  106,563   PG&E Corp.1 ....................................        1,906,412
  382,916   Pharmacia Corp. ................................       14,340,204
   23,089   Phelps Dodge Corp.1 ............................          951,267
  648,155   Philip Morris Companies, Inc. ..................       28,311,410
  117,085   Phillips Petroleum Co. .........................        6,893,965
   28,642   Pinnacle West Capital Corp. ....................        1,131,359
   69,059   Pitney Bowes, Inc. .............................        2,743,023
   93,808   Placer Dome, Inc. ..............................        1,051,588
   50,600   Plum Creek Timber Company, Inc. ................        1,553,420
   52,647   PMC-Sierra, Inc.1 ..............................          488,038
   82,349   PNC Financial Services Group, Inc. .............        4,305,206
   22,314   Power-One, Inc.1 ...............................          138,793
   47,599   PPG Industries, Inc. ...........................        2,946,378
   43,180   PPL Corp. ......................................        1,428,394
   46,281   Praxair, Inc. ..................................        2,636,629
  386,568   Procter & Gamble Co. ...........................       34,520,522
   67,623   Progress Energy, Inc. ..........................        3,517,072
   62,695   Progressive Corp. of Ohio ......................        3,626,906
   80,558   Providian Financial Corp.1 .....................          473,681
   66,102   Public Service Enterprise Group, Inc. ..........        2,862,217
   15,999   Pulte Homes, Inc. ..............................          919,623
   26,334   QLogic Corp.1 ..................................        1,003,325
  229,854   Qualcomm, Inc.1 ................................        6,318,686
   31,936   Quintiles Transnational Corp.1 .................          398,881
  487,945   Qwest Communications International .............        1,366,246
   32,177   R.R. Donnelley & Sons Co. ......................          886,476
   52,936   RadioShack Corp. ...............................        1,591,256
   53,800   Rational Software Corp.1 .......................          441,698
  115,734   Raytheon Co. ...................................        4,716,161
   21,236   Reebok International Ltd.1 .....................          626,462
   62,718   Regions Financial Corp. ........................        2,204,538
   96,078   Reliant Energy, Inc. ...........................        1,623,718
   55,697   Robert Half International, Inc.1 ...............        1,297,740
   58,728   Rockwell Automation, Inc. ......................        1,173,385
   51,328   Rockwell Collins, Inc. .........................        1,407,414
   68,924   Rohm & Haas Co. ................................        2,790,733
   31,573   Rowan Cos., Inc.1 ..............................          677,241
  639,002   Royal Dutch Petroleum Co. ......................       35,317,641
   16,546   Ryder Systems, Inc. ............................          448,231
   40,688   Sabre Holdings Corp.1 ..........................        1,456,630
   41,348   Safeco Corp. ...................................        1,277,240

See Notes to Financial Statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

   SHARES   SECURITY                                                VALUE

  147,880   Safeway, Inc.1 .................................   $    4,316,617
  147,670   Sanmina-SCI Corp.1 .............................          931,798
  232,787   Sara Lee Corp. .................................        4,804,724
1,003,152   SBC Communications, Inc. .......................       30,596,136
  444,311   Schering-Plough Corp. ..........................       10,930,051
  169,099   Schlumberger Ltd. ..............................        7,863,104
   44,213   Scientific-Atlanta, Inc. .......................          727,304
   28,007   Sealed Air Corp.1 ..............................        1,127,842
   91,098   Sears Roebuck and Co. ..........................        4,946,621
   57,888   Sempra Energy ..................................        1,281,061
   43,618   Sherwin-Williams Co. ...........................        1,305,487
  133,036   Siebel Systems, Inc.1 ..........................        1,891,772
   23,753   Sigma-Aldrich Corp. ............................        1,191,213
   58,500   Simon Property Group, Inc. .....................        2,155,140
   46,054   SLM Corp .......................................        4,462,633
   15,803   Snap-On, Inc. ..................................          469,191
  257,994   Solectron Corp.1 ...............................        1,586,663
  202,395   Southern Co. ...................................        5,545,623
  100,062   SouthTrust Corp. ...............................        2,613,619
  227,859   Southwest Airlines Co. .........................        3,682,201
  285,412   Sprint Corp.--PCS Group 1 ......................        1,275,792
  271,905   Sprint Corp.--FON Group ........................        2,884,912
   25,834   St. Jude Medical, Inc.1 ........................        1,907,841
   59,299   St. Paul Cos., Inc. ............................        2,307,917
   25,008   Stanley Works ..................................        1,025,578
  131,140   Staples, Inc.1 .................................        2,583,458
  120,134   Starbucks Corp.1 ...............................        2,985,330
   64,831   Starwood Hotels & Resorts Worldwide, Inc. ......        2,132,292
  100,664   State Street Corp. .............................        4,499,681
   72,608   Stilwell Financial, Inc. .......................        1,321,466
   61,599   Stryker Corp. ..................................        3,296,162
  984,374   Sun Microsystems, Inc.1 ........................        4,931,714
   26,087   Sunoco, Inc. ...................................          929,480
   88,382   SunTrust Banks, Inc. ...........................        5,985,229
   36,279   SUPERVALU, Inc. ................................          889,924
   62,017   Symbol Technologies, Inc. ......................          527,145
   93,947   Synovus Financial Corp. ........................        2,585,421
  205,319   SYSCO Corp. ....................................        5,588,783
   38,497   T. Rowe Price Group, Inc. ......................        1,265,781
  267,735   Target Corp. ...................................       10,200,704
   37,500   TECO Energy, Inc. ..............................          928,125
   30,570   Tektronix, Inc.1 ...............................          571,965
  123,617   Tellabs, Inc.1 .................................          781,259
   17,621   Temple-Inland, Inc. ............................        1,019,551
   99,026   Tenet Healthcare Corp.1 ........................        7,085,310
   51,041   Teradyne, Inc.1 ................................        1,199,464
  514,573   Texas Instruments, Inc. ........................       12,195,380
   39,889   Textron, Inc. ..................................        1,870,794
   48,388   Thermo Electron Corp.1 .........................          798,402
   15,821   Thomas & Betts Corp.1 ..........................          294,271

   SHARES   SECURITY                                                VALUE

   39,747   Tiffany & Co. ..................................   $    1,399,094
  159,332   TJX Cos., Inc. .................................        3,124,501
   31,154   TMP Worldwide, Inc. ............................          669,811
   34,446   Torchmark Corp. ................................        1,315,837
   68,029   Toys "R" Us, Inc.1 .............................        1,188,467
   94,951   Transocean, Inc. ...............................        2,957,724
   88,604   Tribune Co. ....................................        3,854,274
   39,351   TRW, Inc. ......................................        2,242,220
   16,114   Tupperware Corp. ...............................          335,010
   79,864   TXU Corp. ......................................        4,116,989
  596,020   Tyco International Ltd. ........................        8,052,230
  169,688   Unilever NV ....................................       10,995,782
   74,874   Union Pacific Corp. ............................        4,738,027
   56,740   Union Planters Corp. ...........................        1,836,674
   88,514   Unisys Corp.1 ..................................          796,626
   32,692   United States Steel Corp. ......................          650,244
  142,666   United Technologies Corp. ......................        9,687,021
   92,764   UnitedHealth Group, Inc. .......................        8,492,544
   71,900   Univision Communications, Inc.1 ................        2,257,660
   70,421   Unocal Corp. ...................................        2,601,352
   66,149   UnumProvident Corp. ............................        1,683,492
  579,917   US Bancorp .....................................       13,541,062
   46,290   UST, Inc. ......................................        1,573,860
  117,957   Veritas Software Corp.1 ........................        2,334,369
  815,044   Verizon Communications, Inc. ...................       32,724,017
   30,215   VF Corp. .......................................        1,184,730
  531,516   Viacom, Inc.1 ..................................       23,583,365
   35,522   Visteon Corp. ..................................          504,412
   50,269   Vitesse Semiconductor Corp.1 ...................          158,850
   27,634   Vulcan Materials Co. ...........................        1,210,369
   29,604   W.W. Grainger, Inc. ............................        1,483,160
  403,743   Wachovia Corp. .................................       15,414,908
1,338,077   Wal-Mart Stores, Inc. ..........................       73,607,616
  302,766   Walgreen Co. ...................................       11,695,851
  603,047   Walt Disney Co. ................................       11,397,588
  292,056   Washington Mutual, Inc. ........................       10,838,198
  179,658   Waste Management, Inc. .........................        4,680,091
   43,000   Waters Corp. ...................................        1,148,100
   35,289   Watson Pharmaceuticals, Inc.1 ..................          891,753
   41,984   Wellpoint Health Networks, Inc.1 ...............        3,266,775
  507,256   Wells Fargo & Co. ..............................       25,393,235
   28,428   Wendy's International, Inc. ....................        1,132,287
   62,607   Weyerhaeuser Co. ...............................        3,997,457
   22,367   Whirlpool Corp. ................................        1,461,907
  148,477   Williams Cos., Inc. ............................          889,377
   38,285   Winn-Dixie Stores, Inc. ........................          596,863
   23,229   Worthington Industries, Inc. ...................          420,445
   64,100   Wrigley (WM.), Jr. Co. .........................        3,547,935
  393,920   Wyeth ..........................................       20,168,704
  126,576   XCEL Energy, Inc. ..............................        2,122,680
  225,078   Xerox Corp.1 ...................................        1,568,794

See Notes to Financial Statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

   SHARES   SECURITY                                                VALUE

   99,894   Xilinx, Inc.1 ..................................   $    2,240,622
   38,900   XL Capital Ltd.--Class A .......................        3,294,830
  168,798   Yahoo!, Inc.1 ..................................        2,491,458
   84,934   Yum! Brands, Inc.1 .............................        2,484,320
   55,045   Zimmer Holdings, Inc.1 .........................        1,962,905
   27,000   Zions Bancorporation ...........................        1,406,700
                                                               --------------
TOTAL COMMON STOCKS
  (Cost $3,373,583,021)                                         2,713,913,046
                                                               --------------

PRINCIPAL
   AMOUNT   SECURITY                                                VALUE

            SHORT TERM INSTRUMENT--0.22%
            US Treasury Bill,2
6,250,000     1.63%, 9/19/02 ...............................   $    6,227,362
                                                               --------------
TOTAL SHORT TERM INVESTMENT
  (Cost $6,227,171) ........................................        6,227,362
                                                               --------------
TOTAL INVESTMENTS IN
  UNAFFILIATED ISSUERS
  (Cost $3,379,810,192) ....................................    2,720,140,408
                                                               --------------

            INVESTMENTS IN AFFILIATED
            INVESTMENT COMPANIES
            SHORT-TERM INSTRUMENT--2.12%
59,887,788  Cash Management Fund
              Institutional ................................       59,887,788
                                                               --------------
TOTAL INVESTMENTS IN AFFILIATED
  INVESTMENT COMPANIES
  (Cost $59,887,788) .......................................       59,887,788
                                                               --------------
TOTAL INVESTMENTS
  (Cost $3,439,697,980) .............................  98.46%  $2,780,028,196

OTHER ASSETS IN EXCESS
  OF LIABILITIES ....................................   1.54       43,420,805
                                                      ------   --------------
NET ASSETS .......................................... 100.00%  $2,823,449,001
                                                      ======   ==============

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Held as collateral for futures contracts.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                                    JUNE 30, 2002
ASSETS
   Investments in unaffiliated issuers, at value (cost $3,379,810,192) .......     $2,720,140,408
   Investments in affiliated investment companies, at value (cost $59,887,788)         59,887,788
                                                                                   --------------
Total investments, at value (cost $3,439,697,980) ............................      2,780,028,196
   Dividend and interest receivable ..........................................          3,157,481
   Receivable for shares of beneficial interest subscribed ...................        162,346,432
   Prepaid expenses and other ................................................              5,290
                                                                                   --------------
Total assets .................................................................      2,945,537,399
                                                                                   --------------
LIABILITIES
   Due to administrator ......................................................            103,399
   Payable for securities purchased ..........................................        121,634,904
   Variation margin payable on futures contracts .............................            303,507
   Payable for capital shares redeemed .......................................             20,364
   Accrued expenses and other ................................................             26,224
                                                                                   --------------
Total liabilities ............................................................        122,088,398
                                                                                   --------------
NET ASSETS ...................................................................     $2,823,449,001
                                                                                   ==============
COMPOSITION OF NET ASSETS
   Paid-in capital ...........................................................     $3,483,375,985
   Net unrealized depreciation on investments ................................       (659,926,984)
                                                                                   --------------
NET ASSETS ...................................................................     $2,823,449,001
                                                                                   ==============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                                         FOR THE SIX
                                                                                        MONTHS ENDED
                                                                                       JUNE 30, 2002
INVESTMENT INCOME
   Dividends from unaffiliated issuers (net of foreign taxes withheld of $110,673)     $  20,327,196
   Dividends from affiliated investment companies ................................           521,462
   Interest ......................................................................            63,439
                                                                                       -------------
Total investment income ..........................................................        20,912,097
                                                                                       -------------
EXPENSES
   Advisory fees .................................................................           673,246
   Professional fees .............................................................            16,949
   Trustees fees .................................................................             5,471
   Miscellaneous .................................................................            25,878
                                                                                       -------------
Net expenses .....................................................................           721,544
                                                                                       -------------
NET INVESTMENT INCOME ............................................................        20,190,553
                                                                                       -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized loss from:
     Investment transactions .....................................................       (97,236,538)
     Futures transactions ........................................................        (9,435,220)
   Net change in unrealized appreciation/depreciation on investments
     and futures contracts .......................................................      (316,985,344)
                                                                                       -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ............      (423,657,102)
                                                                                       -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................................     $(403,466,549)
                                                                                       =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOR THE SIX                    FOR THE
                                                                         MONTHS ENDED                 YEAR ENDED
                                                                      JUNE 30, 2002 1          DECEMBER 31, 2001
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ..........................................     $  20,190,553             $   64,654,806
   Net realized gain (loss) from investment and
      futures transactions ........................................      (106,671,758)                89,621,402
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts ........................      (316,985,344)            (1,632,514,258)
                                                                       --------------            ---------------
Net decrease in net assets from operations ........................      (403,466,549)            (1,478,238,050)
                                                                       --------------            ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested .................................       742,532,863              2,530,846,594
   Redemptions in-kind ............................................                --             (3,293,610,708)
   Value of capital withdrawn .....................................      (476,967,482)            (1,886,398,815)
                                                                       --------------            ---------------
Net increase (decrease) in net assets from capital
   transactions in shares of beneficial interest ..................       265,565,381             (2,649,162,929)
                                                                       --------------            ---------------
TOTAL DECREASE IN NET ASSETS ......................................      (137,901,168)            (4,127,400,979)
NET ASSETS
   Beginning of period ............................................     2,961,350,169              7,088,751,148
                                                                       --------------            ---------------
   End of period ..................................................    $2,823,449,001            $ 2,961,350,169
                                                                       ==============            ===============

--------------------------------------------------------------------------------

1 Unaudited

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                         2002 1          2001         2000          1999          1998         1997
TOTAL INVESTMENT RETURN                  (12.86)%          --           --            --            --           --
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ...............  $2,823,449    $2,961,350   $7,088,751    $8,165,097    $5,200,504   $2,803,086
   Ratios to average net assets:
     Net investment income ........        1.40%2        1.29%        1.18%         1.35%         1.50%        1.76%
     Expenses after waivers
        and/or reimbursements .....        0.05%2        0.05%        0.06%3        0.08%         0.08%4       0.08%
     Expenses before waivers
        and/or reimbursements .....        0.05%2        0.05%        0.06%         0.08%         0.10%        0.15%
   Portfolio turnover rate ........           4%            9%5         28%           13%            4%          19%

--------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Annualized.
3 Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
4 Effective May 6, 1998, the Advisor and Administrator contractually agreed to limit its fees from the portfolio to the lesser of 0.05% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.
5 Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION

The Equity 500 Index Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Portfolio is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Portfolio values its investments at market value.

When valuing listed equity securities, the Portfolio uses the last sale price prior to the calculation of the Portfolio's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Portfolio uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, the Portfolio uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Portfolio determines a fair value in good faith under procedures established by and under the general supervision of the Portfolio's Board of Trustees. The Portfolio may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Portfolio values its investments. After consideration of various factors, the Portfolio may value the securities at their last reported price or at fair value. On June 30, 2002 there were no fair valued securities.

C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

D. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. FUTURES CONTRACTS
The Portfolio may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Portfolio agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Portfolio's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Portfolio.

When the Portfolio enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Portfolio may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Portfolio records these payments as unrealized gains or losses. When entering into a closing transaction, the Portfolio realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (Unaudited)

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTION WITH AFFILIATES
Deutsche Asset Management, Inc. ('DeAM, Inc.'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%. These fees are not charged on assets invested in affiliated Money Market Funds.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. These services are provided at no additional fee.

The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--PURCHASE AND SALE OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments (excluding redemption in-kind transactions), other than US Government and short-term obligations, for the six months ended June 30, 2002, were $379,832,289 and $103,629,833, respectively.

At June 30, 2002, the tax basis of investments held was $3,439,697,980. The net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value was $206,630,320 and $866,300,104, respectively.

NOTE 4--LINE OF CREDIT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.

NOTE 5--FUTURES CONTRACTS
The Portfolio had the following open contracts at June 30, 2002:

Type of                                                  Market     Unrealized
Future         Expiration  Contracts  Position            Value   Depreciation
------         ----------  ---------  --------      -----------   ------------
S&P 500 Index       Sept.
Futures ......       2002        285      Long      $70,544,625      $(257,200)

At June 30, 2002, the Portfolio segregated securities with a value of $6,227,362 to cover margin requirements on open futures contracts.

NOTE 6--SIGNIFICANT EVENTS
On August 10, 2001, the Portfolio liquidated a feeder fund's ownership interest by issuing securities and cash totalling $2,864,096,528, including unrealized appreciation which was allocated to that feeder.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (Unaudited)

NOTE 7--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Equity 500 Index Portfolio voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the Equity 500 Index Portfolio Board of Trustees.

                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
---------                  ----------         --------
Richard R. Burt            75,758,611        4,242,991
S. Leland Dill             75,705,629        4,295,973
Martin J. Gruber           75,722,743        4,278,859
Richard T. Hale            75,726,851        4,274,751
Joseph R. Hardiman         75,762,556        4,239,046
Richard J. Herring         75,751,348        4,250,254
Graham E. Jones            75,742,448        4,259,155
Rebecca W. Rimel           75,770,307        4,231,296
Philip Saunders, Jr.       75,766,322        4,235,280
William N. Searcy          75,752,148        4,249,454
Robert H. Wadsworth        75,830,194        4,171,408

2. To approve new investment advisory agreements between the Portfolio and Deutsche Asset Management, Inc.

                               Shares           Shares
Shares                          voted            voted
voted 'For'                 'Against'        'Abstain'
-----------                 ---------        ---------
73,772,225                  3,375,238        2,854,138

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PRIVACY STATEMENT

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence--Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                        DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                        PO BOX 219210
                        KANSAS CITY, MO 64121-9210
or call toll-free:      1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.

Equity 500 Index Fund Investment                            CUSIP #055847107
                                                            SE500-3-IV (6/02)
                                                            Printed 8/02

Distributed by:
ICC Distributors, Inc.